Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits:
Demand deposits	$ 60,685	$ 81,534	$ 57,231
Savings	160,624	140,296	126,373
Certificates of deposit	414,912	383,639	432,704
Total deposits	$ 636,221	$ 605,469	$ 616,308